MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Marketable Securities Available For Sale [Text Block]
NOTE 4:-	MARKETABLE SECURITIES

The Group invests in marketable debt and equity securities, which are classified as trading securities and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2014	2015
Short-term:
Trading securities (1)	$15,784	$11,011

Total short-term securities	$15,784	$11,011

Long-term:
Available-for-sale security	$33,748	$-

Total long-term securities	$33,748	$-

(1)	The Company recognized trading gains in amounts of $ 909 and $ 114 during the years ended December 31, 2014 and 2015, respectively.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2014				2015
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
	cost	losses	Gains	value	cost	losses	gains	Value

Available-for-sale:

Government bonds	$5,128	$-	$-	$5,128	$-	$-	$-	$-
Commercial bonds	27,970	-	-	27,970	-	-	-	-
Equity securities	331	-	319	650	-	-	-	-

Total available-for-sale marketable securities	$33,429	$-	$319	$33,748	$-	$-	$-	$-

Interest receivable of available-for-sale marketable securities included in other receivables and prepaid expenses amounted to $ 280 as of December 31, 2014.

The following is the change in the other comprehensive income from available-for-sale securities during 2015 and 2014:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2014	$327

Unrealized loss from available-for-sale securities	(8)

Other comprehensive income from available-for-sale securities as of December 31, 2014	319
Unrealized loss from available-for-sale securities	24
Realized gain reclassified into earnings due to Sapiens deconsolidation	(45)
Realized gain reclassified into earnings from marketable securities	(298)
Other comprehensive income from available-for-sale securities as of December 31, 2015	$-